Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Revenue from product sales	$ 5,167	$ 4,378
Revenue from services	2,701	1,639
Total Revenues	7,868	6,017
COST OF REVENUES
Cost of product sales	4,960	4,298
Cost of services	1,178	726
Total cost of revenues	6,138	5,024
GROSS PROFIT	1,730	993
OPERATING EXPENSES:
Salaries and salary related costs, including stock based compensation	3,791	2,836
Professional fees and consulting	3,651	5,311
General and administrative	1,636	1,630
Depreciation and amortization	1,226	1,708
Research and development	1,114	1,053
Total operating expenses	11,418	12,538
Loss from operations	(9,688)	(11,545)
OTHER EXPENSE:
Interest expense, net of interest income	(785)	(1,270)
Loss from continuing operations before provision for income taxes	$ (10,473)	$ (12,815)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS	$ (10,473)	$ (12,815)
DISCONTINUED OPERATIONS
Loss from discontinued operations		$ (1,449)
Gain (loss) on disposal of operations
LOSS FROM DISCONTINUED OPERATIONS		$ (1,449)
NET LOSS	$ (10,473)	(14,264)
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	29	(129)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (10,502)	$ (14,135)
NET LOSS PER SHARE
Basic	$ (0.18)	$ (0.26)
Diluted	$ (0.18)	$ (0.26)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	58,688	55,150
Diluted	58,789	55,843